Equity-Based Compensation Expense - Schedule of Nonvested Restricted Stock Units Activity (Detail) - Restricted Incentive Units [Member]	9 Months Ended
Sep. 30, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Option Awards, Granted | shares	541,900
Equity Option Awards, Ending Balance | shares	541,900
Weighted Average Grant-Date Fair Value per Unit, Granted | $ / shares	$ 16.12
Weighted Average Grant-Date Fair Value per Unit, Ending Balance | $ / shares	$ 16.12